SHAREHOLDERS' EQUITY - Stock Option Plan - Additional Information (Details) - Stock Option Plan - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation
Options exercisable (in shares)	5,485,525
Options exercisable, weighted average exercise price (in dollars per share)	CAD 18.25
Options exercisable, weighted average remaining contractual term	1 year 7 months 6 days
Options exercisable, aggregate intrinsic value	CAD 0.0	CAD 0.0	CAD 0.0
Total intrinsic value of options exercised	CAD 0.0	CAD 0.0	CAD 0.2